TCW Galileo
Funds, Inc.

This prospectus tells you about the Class I shares of one of the separate investment Funds offered by TCW Galileo Funds, Inc., (the "Fund") each of which has different investment objectives and policies that are designed to meet different investment goals. Please read this document carefully before investing, and keep it for future reference.

TCW Galileo Focused Large Cap Value Fund

As with all mutual Fund, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

March 1, 2001

LOGO

TABLE OF CONTENTS

General Fund Information
     Investment Objectives and Principal Strategies...................  3
     Principal Risks..................................................  3
     Fund Expenses and Expense Example................................  5
TCW Galileo Focused Large Cap Value Fund
     Investment Objectives/Approach...................................  6
     Main Risks.......................................................  7

     Risk Considerations..............................................  7
     Management of the Fund........................................... 10
     Multiple Class Structure......................................... 11
Your Investment
     Account Policies and Services.................................... 11
     To Open an Account/To Add to an Account.......................... 13
     To Sell or Exchange Shares....................................... 14
     Distributions and Taxes.......................................... 15
For More Information.................................................. 16

General Fund Information

Investment Objectives and Principal Strategies

TCW Galileo Funds, Inc.                     Investment Objectives             Principal Investment Strategies
-----------------------                     ---------------------             -------------------------------
TCW Galileo Focused Large Cap Value         Long-term capital appreciation    Invests in the equity securities of
Fund                                                                          20-50 large capitalization value
                                                                              companies.

Under adverse market conditions, the Fund could invest some or all of its assets in money market securities. Although the Fund would do this only when seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.

Principal Risks

The Fund is affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Adviser makes will not accomplish what they were designed to achieve or that companies in which the Fund invests will have disappointing performance or not pay their debts.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you-and the more you can lose. Since shares of the Fund represent an investment in securities with fluctuating market prices, the value of individual Fund shares will vary as the Fund's portfolio securities increase or decrease in value. Therefore, the value of an investment in the Fund could go down as well as up. All investments are subject to:

 .    MARKET RISK

     There is the possibility that the returns from the types of securities in which the Fund invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

 .    SECURITIES SELECTION RISK

     There is the possibility that the specific securities held in the Fund's portfolio will underperform other Fund in the same asset class or benchmarks that are representative of the general performance of the asset class because of the portfolio manager's choice of securities.

 .    PRICE VOLATILITY

     There is the possibility that the value of the Fund's portfolio will change as the prices of its investments go up or down. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility.

The Fund may also be subject (in varying degrees) to the following risks:

 .    LIQUIDITY RISK

     There is the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. The Fund may be subject to liquidity risk because it invests a portion of its assets in securities of medium and small sized companies; or foreign securities, which have all experienced periods of illiquidity.

 .    FOREIGN INVESTING RISK

     There is the likelihood that foreign investments may be riskier than U.S. investments because of a lack of political stability, foreign controls on investment and currency exchange rates, fluctuations in currency exchange rates, withholding taxes, and lack of adequate company information. The Fund is subject to foreign investing risk because it may invest a portion of its assets in foreign company securities. In addition, because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Fund may hold various foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars can be affected favorably or unfavorably by changes in exchange rates.

 .    CREDIT RISK

     There is the possibility that the Fund could lose money if an issuer is unable to meet its financial obligations such as the payment of principal and/or interest on an instrument, or goes bankrupt.

A more detailed explanation of these risks is presented under the "Risk Considerations" section at page 7. The Fund is non-diversified for Investment Company Act of 1940 ("1940 Act") purposes, and may invest more than 5% of its total assets in the securities of any one issuer. Consequently, the Fund's exposure to credit and market risks associated with that issuer is increased.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Summary

The Fund does not have a full calendar year of performance. Thus, no bar charts or annual return tables are included for the Fund.

Fund Expenses and Expense Example

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund operating expenses are paid out of Fund assets, so their effect is included in the share price. The Class N shares of the Fund have no sales charge (load), but are subject to Rule 12b-1 distribution fees.

FEE TABLE

                                                                     Focused Large Cap Value
                                                                          Fund - Class I
                    Shareholder Transaction Fees

                    1) Redemption Fees....................................     None
                    2) Exchange Fees......................................     None
                    3) Contingent Deferred Sales Load.....................     None
                    4) Sales Load on Reinvested Dividends.................     None
                    5) Sales Load on Purchases............................     None

                    Annual Fund Operating Expenses

                       Management Fees....................................     0.65%
                       Distribution (12b-1) Fees..........................     None
                       Other Expenses.....................................     0.55%
                                                                               ----
                       Total Annual Fund Operating Expenses...............     1.20%/1/


_____________________________________
(1)     Estimated.  Fund has no operating history.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 Initial Investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether or not you sold your shares at the end of a period. Because actual return and expenses will be higher or lower, the Example is for comparison purposes only.

                                                  1 Year  3 Years
                                                  ------  -------
          Focused Large Cap Value - Class I        $122     $381

TCW Focused Large Cap Value Fund

Investment Objectives/Approach

     The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies. The securities include common and preferred stock and convertible securities. The Fund will invest (except when maintaining a temporary defensive position) at least 65% of the value of its total assets in publicly traded equity securities of companies with a market capitalization of greater than $3 billion dollars at the time of purchase. The Fund will invest mostly in "value" companies. The Fund may also invest in foreign securities.

Concepts to understand
----------------------

     Large capitalization companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

     Value companies are companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in prices.

     The Fund will typically invest in a portfolio of 20 to 50 issues. In managing the Fund's investments, the Adviser seeks to invest in attractively valued equity securities where the return on invested capital is improving. The Adviser utilizes bottom-up fundamental research to identify these companies.
The Adviser will use both qualitative and quantitative screening criteria to supplement the scope of fundamental research. The application of the Adviser's quantitative screening focuses on companies that have a disciplined approach to investing capital and favors companies with increasing return on invested capital. The Adviser performs fundamental research by using techniques such as:

     .    making company visits
     .    telephone contract with senior management
     .    industry conferences
     .    financial projections

     Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

     The Fund may invest some assets in options. This practice is used primarily to hedge the Fund's portfolio, but it may be used to increase returns; however, this practice sometimes may reduce returns or increase volatility.

     The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

     The Fund may engage in active portfolio trading which may result in increased Fund transaction expenses and have tax consequences such as increased realized gains for investors

     Thomas K. McKissick and N. John Snider are the Fund's portfolio managers.

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risk affecting this fund is "price volatility risk." Price volatility refers to the possibility that the value of the Fund's portfolio will change as the prices of its investments go up or down. This Fund may be less susceptible to price volatility than funds that invest in the securities of small companies. This is especially true during periods of economic uncertainty or during economic downturns.

Risk Considerations

Please consider the following risks before investing in the Fund.

Various market risks can affect the price or liquidity of an issuer's securities. Adverse events occurring with respect to an issuer's performance or financial position can depress the value of the issuer's securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market's current attitudes about types of securities, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Market restrictions on trading volume can also affect price and liquidity.

                    Prices of most securities tend to be more volatile in the short-term. Therefore an investor who trades frequently or redeems in the short-term is more likely to incur loss than an investor who holds investments for the longer term. The fewer the number of issuers in which the Fund invests, the greater the potential volatility of its portfolio. A security that is leveraged, whether explicitly or implicitly, will also tend to be more volatile in that both gains and losses are intensified by the magnifying effects of leverage.

                    The Adviser may temporarily invest up to 100% of the Fund's assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

General Investment Risk
-----------------------

Since shares of the Fund represent an investment in securities with fluctuating market prices, the value of the Fund's shares will vary as the value of it's Fund's portfolio securities increases or decreases. Therefore, the value of an investment in the Fund could go down as well as up.

Investment in foreign securities involves special risks in addition to the usual risks inherent in domestic investments. These include: political or economic instability; the unpredictability of international trade patterns; the possibility of foreign governmental actions such as expropriation, nationalization or confiscatory taxation; the imposition or modification of foreign currency or foreign investment controls; the imposition of withholding taxes on dividends, interest and gains; price volatility; and fluctuations in currency exchange rates. These risks are more pronounced in emerging market countries.

Foreign Investing
-----------------

Investing in foreign securities involves risks in addition to the risks associated with domestic securities. An additional risk is currency risk.
While the price of the Fund's shares is quoted in U.S. dollars, the Fund generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the dollar, the U.S. dollar value of the foreign currency will decrease.

                    As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the U.S. and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Fund. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of the Fund's portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issuers.

Credit Risk
-----------

Credit Risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Because convertible securities may be rated below investment grade, they are subject to greater credit risk.

     The Fund may invest in convertible securities rated below investment grade. Debt securities that are rated below investment grade are considered to be speculative. Those securities rated below investment grade are also commonly known as "junk". These securities are regarded as bonds predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower quality securities involves greater investment risk, achievement of the Fund's investment objective will be more dependent on the Adviser's analysis than would be the case if the Fund was investing in higher quality debt securities. In addition, lower quality securities may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade debt securities. More, the secondary trading market for lower quality securities may be less liquid than the market for investment grade securities. This potential lack of liquidity may make it more difficult for the Adviser to accurately value certain portfolio securities.

The Fund is non-diversified for 1940 Act purposes and may invest a larger percentage of its assets in individual issuers than a diversified investment company to the extent the Fund makes investments in excess of 5% of its assets in a particular issuer, its exposure to credit and market risks associated with that issuer is increased. However, the Fund's investments will be limited so as to qualify for the special tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended.

Non-Diversified Status
----------------------

Because a relatively higher percentage of the non-diversified Fund's assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

The Fund may invest in European countries that have agreed to enter into the European Monetary Union (EMU). EMU is an effort by certain European countries to, among other things, reduce barriers between countries and eliminate fluctuations in their currencies. Among other things, EMU establishes

European Economic and Monetary Union
------------------------------------

Many European countries have adopted or are in the process of adopting a single European currency referred to as the euro. The consequences of the euro conversion are unclear and may adversely affect the value and/or increase the volatility of securities held by the Fund.

                    a single European currency (the euro), which was introduced on January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Upon introduction of the euro, certain securities (beginning with government and corporate bonds) have been redonominated in the euro and, thereafter trade and make dividend and other payments only in euros.

                    Like other investment companies and business organizations, including the companies in which the Fund invests, the Fund could be adversely affected: (i) if the euro, or EMU as a whole does not take affect as planned; (ii) if a participating country withdraws from EMU; or (iii) if the computing, accounting and trading systems used by the Fund' service providers, or by other business entities with which the Fund or it's service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following euro conversion.

Management of the Fund

Investment Adviser

The Fund's investment adviser is TCW Investment Management Company (the "Adviser") and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. As of December 31, 2000, the Adviser and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had approximately $80 billion under management or committed to management.

Portfolio Managers

Listed below are the individuals are primarily responsible for the day-to-day portfolio management of the Fund, including a summary of each person's business experience during the past five years:

Portfolio Manager(s)                 Business Experience During Last Five Years*

Focused Large Cap Value Fund

Thomas K. McKissick                  Managing Director, the Adviser, TCW Asset
                                     Management Company and Trust Company of the
                                     West.

N. John Snider                       Managing Director, the Adviser, TCW Asset
                                     Management Company and Trust Company of the
                                     West since April 2000. Previously, Mr.
                                     Snider was a Vice President and Portfolio
                                     Manager at Provident Investment Counsel
                                     from October 1998 to April 2000. Prior to that, he was a portfolio manager at Arco
                                     Investment Management Company.


*Positions with the TCW Group, Inc. and its affiliates may have changed over time.

Advisory Agreement

The Fund and the Adviser have entered into an Investment Advisory and Management Agreement (the "Advisory Agreement"), under the terms of which the Fund has employed the Adviser to manage the investment of its assets, to place orders for the purchase and sale of its portfolio securities, and to be responsible for overall management of the Fund's business affairs, subject to control by the Board of Directors. The Adviser also pays certain costs of marketing the Fund, including sales personnel compensation, from legitimate profits from its investment advisory fees and other resources available to it. Under the Advisory Agreement, the Fund pays to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it an annual management fee at the rate of 0.65% of the Fund's average net asset value.

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its duties under the agreement.

Multiple Class Structure

The Fund is authorized to issue two classes of shares, Class I shares and Class N shares. Shares of each class of the Fund represent an equal pro rata interest in that Fund and generally give you the same voting, dividend, liquidation, and other rights. The Class I shares are offered at the current net asset value. The Class N shares are also offered at the current net asset value, but will be subject to fees imposed under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Fund's distributor at a rate equal to 0.25% of the average daily net asset of the Fund attributable to its Class N shares for distribution and related services. Because these fees are paid out of the Fund's Class N assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Your Investment

Account Policies and Services

Buying shares

You pay no sales charges to invest in the Fund. Your price for the Fund's shares is the Fund's net asset value per share (NAV) which is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the Fund. Orders received by the Fund's Transfer Agent from dealers, brokers or other service providers after the NAV for the day is determined, will receive that same day's NAV if the orders were received by the dealers, brokers or service providers from their customers prior to 4:00 p.m. and were transmitted to and received by the Transfer Agent generally prior to 8:00 a.m. Eastern time on the next day. The Fund's investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Fund pursuant to procedures established by the Fund's Board.

Minimums
       Initial          IRA              Additional               Additional IRA
      $ 25,000        $2,000               $5,000                      $500

TCW Galileo Funds, Inc. may waive the minimum initial investment. All investments must be in U.S. dollars. Third-party checks, except those payable to an existing shareholder, will not be accepted. If your check or wire does not clear, you will be responsible for any loss the Fund incurs.

Selling shares

You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the Fund's transfer agent. Any certificates representing Fund shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.

Before selling recently purchased shares, please note that if the Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen days.


Written sell order

Some circumstances require written sell orders, along with Medallion signature guarantees. These include:

 .    amounts of $100,000 or more

 .    amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

 .    requests to send the proceeds to a payee or address different than what is on our records

A Medallion signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers but not from a notary public. Please call
(800) 248-4486 to ensure that your signature guarantee will be processed correctly.

Exchange privilege

You can exchange from one Class I Galileo Fund into another Class I Galileo Fund and one Class N Galileo Fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available).

Third party transactions

You may buy and redeem the Fund's shares through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemptions of the Fund's shares are arranged and settlement is made at an investor's election through a registered broker-dealer, other than the Fund's distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Account statements

Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

General policies

If your non-retirement account falls below $25,000 for the Class I shares and $1,000 for the Class N shares as a result of redemptions and or exchanges for six months or more, the Fund may close your account and send you the proceeds upon 60 days' written notice.

Unless you decline telephone privileges on your New Account Form, you may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

Large Redemption Amounts
------------------------

The Fund also reserves the right to make a "redemption in kind" payment in portfolio securities rather than cash-if the amount you are redeeming in any 90-day period is large enough to affect Fund operations (for example, if it equals more than $250,000 or represents more than 1% of the Fund's assets).

The Fund restricts excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year). You are limited to one exchange of shares in the same Fund during any 15-day period except investors in 401(k) and other group retirement accounts, investors who purchase shares through certain broker dealers, and asset allocation accounts managed by the Adviser or an affiliate. The Fund reserves the right to:

 .    refuse any purchase or exchange request that could adversely affect the
     Fund or its operations, including those from any individual or group who, in the Fund's view, are likely to engage in excessive trading

 .    change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

 .    delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions).

TO OPEN AN ACCOUNT                                                   TO ADD TO AN ACCOUNT
In Writing

Complete the New Account Form.  Mail your New Account
Form and a check made payable to TCW Galileo
 __________________________ Fund to:

Via Regular Mail                                                     (Same, except that you should include a note specifying
TCW Galileo Funds, Inc.                                              the Fund name, your account number, and the name(s) your
PFPC Inc.                                                            account is registered in.)
P.O. Box 8909
Wilmington, DE  19899-8909

Via Express, Registered or Certified Mail
TCW Galileo Funds, Inc.
PFPC Inc.
400 Bellevue Parkway, Suite 108
Wilmington, DE  19809

By Telephone

Please contact the Investor Relations Department at
(800) FUND TCW (386-3829) for a New Account Form.

Wire:  Have your bank send your investment to:                       (Same)

PNC Bank, Philadelphia, PA
ABA No. 031-0000-53
Account No. 86-1282-4023
FBO TCW Galileo _______________________
Fund
(Name on the Fund Account)
(Fund Account Number)

Via Exchange

Call the Transfer Agent at (800)248-4486. The new account will have the same registration as the account from which you are exchanging.

If you need help completing the New Account Form, please call the Transfer Agent at (800)248-4486.

TO SELL OR EXCHANGE SHARES

By Mail

Write a letter of instruction that includes:
 . your name(s) and signature(s) as they appear on the account form . your account number
 . the Fund name
 . the dollar amount you want to sell or exchange
 . how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required
(see "Account Policies and Services-Selling Shares").

Mail your letter of instruction to:

Via Regular Mail
TCW Galileo Funds, Inc.
PFPC Inc.
P.O. Box 8909
Wilmington, DE  19899-8909

Via Express, Registered or Certified Mail
TCW Galileo Funds, Inc.
PFPC Inc.
400 Bellevue Parkway, Suite 108
Wilmington, DE  19809

By Telephone

Be sure the Fund have your bank account
information on file. Call the Transfer Agent at (800) 248-4486 to request your transaction. Proceeds will be sent electronically to your bank or a check will be sent to the address of record. Any undelivered checks that remain uncashed for six months will be reinvested in the Fund at the per share NAV determined as of the date of cancellation.

Telephone redemption requests must be for a minimum of $1,000.

Systematic Withdrawal Plan: Call (800) 248-
4486 to request a form to add the plan.
Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $2,000 or more. Systematic Withdrawal plans are subject to a minimum annual withdrawal of $500.


            To reach the Transfer Agent at PFPC Inc., call toll free in the U.S.

            (800) 248-4486
            Outside the U.S.
            (302) 791-3535 (collect)

Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for the Fund. Dividends from the net investment income of the Fund will be declared and paid annually. The Fund will distribute any net realized long or short-term capital gains at least annually. Your distributions will be reinvested in the same Fund unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments.

In any fiscal year in which the Fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the Fund is relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash-unless you are exempt from taxation or entitled to tax deferral. Capital gains distributions may be taxable at different rates depending on the length of time the Fund has held the assets sold. Early each year, you will be notified as to the amount and federal tax status of all distributions paid during the prior year. Distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account. If you redeem shares of the Fund or exchange them for shares of another Fund, any gain on the transaction may be subject to tax. You must provide the Fund with a correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the Fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the Fund to withhold 30% or the applicable tax treaty rate from dividends paid to nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the Fund. Please see the Statement of Additional Information and your tax adviser for further information.

FOR MORE INFORMATION
--------------------

For all shareholder account information such as transactions and account inquiries:

Call (800) 248-4486

For information regarding the TCW Galileo Funds, Inc.:

Call (800) FUND TCW (386-3829)

In writing:

TCW Galileo Funds, Inc.
PFPC Inc.
P.O. Box 8909
Wilmington, DE  19899-8909

On the Internet:
TCW GALILEO FUNDS, INC.
www.tcwgroup.com

You may visit the SEC's website at www.sec.gov to view text only versions of
                                   -----------
Fund documents filed with the SEC. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, 450 Fifth Street, N.W., Washington, DC 20549-6009 or by electronic request at the following e-mail address: www. publicinfo@sec.gov.

                    TCW Galileo Funds, Inc.

                    SEC file number: 811-7170

                    More information on the Fund is available free upon request, including the following:

                    Annual / Semi-Annual Report

                    Describes the Fund's performance, lists portfolio holdings and contains a letter from the Fund's portfolio managers discussing recent market conditions, economic trends and Fund strategies.

                    Statement of Additional Information (SAI)

                    Provides more details about the Fund and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this prospectus.

TCW Galileo
Funds, Inc.

This prospectus tells you about the Class N shares of six of the separate investment funds offered by TCW Galileo Funds, Inc., (collectively the "Funds") each of which has different investment objectives and policies that are designed to meet different investment goals. Please read this document carefully before investing, and keep it for future reference.

TCW Galileo Flexible Income Fund
TCW Galileo Focused Large Cap Value Fund
TCW Galileo Growth Insights Fund
TCW Galileo Health Sciences Fund
TCW Galileo Select International Equities Fund
TCW Galileo Small Cap Value Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

March 1, 2001

LOGO

TABLE OF CONTENTS

General Fund Information
     Investment Objectives and Principal Strategies........................   3
     Principal Risks.......................................................   3
     Fund Expenses and Expense Example.....................................   6
TCW Galileo Flexible Income Fund
     Investment Objectives/Approach........................................   8
     Main Risks............................................................  10
TCW Galileo Focused Large Cap Value Fund
     Investment Objectives/Approach........................................  11
     Main Risks............................................................  12
TCW Galileo Growth Insights Fund
     Investment Objectives/Approach........................................  13
     Main Risks............................................................  14
TCW Galileo Health Sciences Fund
     Investment Objectives/Approach........................................  15
     Main Risks............................................................  16
TCW Galileo Select International Equities Fund
     Investment Objectives/Approach........................................  17
     Main Risks............................................................  18
TCW Galileo Small Cap Value Fund
     Investment Objectives/Approach........................................  19
     Main Risks............................................................  20


     Risk Considerations...................................................  21
     Management of the Funds...............................................  29
     Multiple Class Structure..............................................  32
Your Investment
     Account Policies and Services.........................................  33
     To Open an Account/To Add to an Account...............................  35
     To Sell or Exchange Shares............................................  36
     Distributions and Taxes...............................................  37
For More Information.......................................................  38

General Fund Information

Investment Objectives and Principal Strategies

TCW Galileo Funds, Inc.               Investment Objectives                   Principal Investment Strategies
-----------------------               ---------------------                   -------------------------------
TCW Galileo Flexible Income Fund      Maximize current income and provide     Invests in high yield/below
                                      potential for capital appreciation      investment grade bonds and
                                                                              convertible securities.
TCW Galileo Focused Large Cap Value   Long-term capital appreciation          Invests in equity securities of 20-50
Fund                                                                          large capitalization value companies.
TCW Galileo Growth Insights Fund      Long-term capital appreciation          Invests in equity securities issued
                                                                              by companies that are believed to
                                                                              have superior growth prospects.

TCW Galileo Health Sciences Fund      Long-term capital appreciation          Invests in equity securities of
                                                                              companies principally engaged in the
                                                                              development, production or
                                                                              distribution of products or services
                                                                              relating to "health sciences."

TCW Galileo Select International      Long-term capital appreciation          Invests in equity securities of non-U.S.
Equities Fund                                                                 companies in both developed and emerging
                                                                              market countries around the world.
TCW Galileo Small Cap Value Fund      Long-term capital appreciation          Invests in the equity securities
                                                                              issued by small capitalization value
                                                                              companies.

Under adverse market conditions, each Fund could invest some or all of its assets in money market securities. Although the Funds would do this only when seeking to avoid losses, it could have the effect of reducing the benefit from any upswing in the market.

Principal Risks

All of the Galileo Funds are affected by changes in the economy, or in securities and other markets. There is also the possibility that investment decisions the Adviser makes will not accomplish what they were designed to achieve or that companies in which the Funds invest will have disappointing performance or not pay their debts.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you-and the more you can lose. Since shares of a Fund represent an investment in securities with fluctuating market prices, the value of individual Fund shares will vary as each Fund's portfolio securities increase or decrease in value. Therefore, the value of an investment in a Fund could go down as well as up. All investments are subject to:

 .    MARKET RISK

     There is the possibility that the returns from the types of securities in which a Fund invests will underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

 .    SECURITIES SELECTION RISK

     There is the possibility that the specific securities held in a Fund's portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of the portfolio manager's choice of securities.

 .    PRICE VOLATILITY

     There is the possibility that the value of a Fund's portfolio will change as the prices of its investments go up or down. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility.

 .    FOREIGN INVESTING RISK

     There is the likelihood that foreign investments may be riskier than U.S. investments because of a lack of political stability, foreign controls on investment and currency exchange rates, fluctuations in currency exchange rates, withholding taxes, and lack of adequate company information. A Fund that invests primarily in the assets of foreign companies or a portion of its assets in foreign company securities may be subject to foreign investing risk. The Select International Equities Fund is subject to foreign investing risk because it invests principally in equity markets outside the U.S. If a Fund invests in "emerging markets," the risk is even more pronounced. In addition, because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and a Fund may hold various foreign currencies, the value of the net assets of a Fund as measured in U.S. dollars can be affected favorably or unfavorably by changes in exchange rates.

 .    CONCENTRATION

     There is the possibility that because the Health Sciences Fund focuses its investments in the health sciences sector, its performance may be more negatively impacted by the health sciences sector's poor performance than a fund broadly invested over numerous sectors or industries.

     Each Fund may also be subject (in varying degrees) to the following risks:

 .    LIQUIDITY RISK

     There is the possibility that a Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to a Fund. A Fund may be subject to liquidity risk because it invests primarily in securities of medium and small sized companies; high yield bonds; or foreign securities, which have all experienced periods of illiquidity.

 .    CREDIT RISK

     There is the possibility that a Fund could lose money if an issuer is unable to meet its financial obligations such as the payment of principal and/or interest on an instrument, or goes bankrupt. The Flexible Income Fund may be subject to greater credit risk since it invests in high yield bonds, which are commonly referred to as "junk bonds."

 .    INTEREST RATE RISK

     There is the possibility that the value of the Flexible Income Fund's portfolio investments may fall since fixed income securities generally fall in value when interest rates rise. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on a Fund because it may hold securities with long terms to maturity.

 .    JUNK BONDS

     These bonds are speculative in nature. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These bonds are considered "below investment grade." The Flexible Income Fund primarily invests in high yield/below investment grade bonds.

Each Fund may be more susceptible to some of these risks than others, as noted in the description of each Fund. A more detailed explanation of these risks is presented under the "Risk Considerations" section at page 21. Each of the Funds is non-diversified for Investment Company Act of 1940 ("1940 Act") purposes, and may invest more than 5% of its total assets in the securities of any one issuer. Consequently, each Fund's exposure to credit and market risks associated with that issuer is increased.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Summary

The Funds do not have a full calendar year of performance. Thus, no bar charts or annual return tables are included for the Funds.

Fund Expenses and Expense Example

As an investor, you pay certain fees and expenses in connection with the Funds, which are described in the table below. Annual Fund operating expenses are paid out of Fund assets, so their effect is included in the share price. The Class N shares of the Funds have no sales charge (load), but are subject to Rule 12b-1 distribution fees.

FEE TABLE

                                                                                                       Select
                                                              Focused                                  Inter-          Small
                                              Flexible       Large Cap       Growth        Health     national          Cap
                                               Income       Value Fund      Insights      Sciences    Equities         Value
                                                Fund          Fund           Fund           Fund        Fund            Fund
Shareholder Transaction Fees

1) Redemption Fees.........................     None           None           None          None         None           None
2) Exchange Fees...........................     None           None           None          None         None           None
3) Contingent Deferred Sales Load..........     None           None           None          None         None           None
4) Maximum Sales Charge (Load) on..........     None           None           None          None         None           None
   Reinvested Dividends
5) Maximum Sales Charge (Load) on..........     None           None           None          None         None           None
   Purchases

Annual Fund Operating Expenses

   Management Fees.........................     0.75%          0.65%          0.90%        0.90%         0.75%         1.00%
   Distribution (12b-1) Fees...............     0.25%          0.25%          0.25%        0.25%         0.25%         0.25%
   Other Expenses..........................     0.42%          0.55%          0.45%        0.53%         0.38%         0.30%
                                                -----          -----          -----        -----          ----         -----
   Total Annual Fund Operating Expenses....     1.42%/(1)/     1.45%/(1)/     1.60%/(1)/   1.68%/(1)/     1.38%/(1)/   1.55%/(1)/

_____________________________________

(1) Estimated.  Fund has no operating history.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

This Example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 Initial Investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether or not you sold your shares at the end of a period. Because actual return and expenses will be higher or lower, the Example is for comparison purposes only.

                                            1 Year                3 Years
                                            ------                -------

Flexible Income..........................    $145                  $449

Focused Large Cap Value..................    $152                  $473

Growth Insights..........................    $163                  $505

Health Sciences..........................    $171                  $530

Select International Equities............    $145                  $450

Small Cap Value..........................    $163                  $505

U.S. Equities

TCW Galileo Flexible Income Fund

Investment Objectives/Approach

     The Fund seeks to achieve above average total return by maximizing income and providing a potential for capital appreciation. The Fund seeks to achieve this objective by investing as least 65% of its total assets in high yield/below investment grade bonds, commonly known as "junk" bonds and convertible securities. The Fund may invest in foreign securities.

Concepts to understand
----------------------

Junk bonds are bonds that have a credit rating of BB or lower by rating agencies such as Moody's Investors Service, Inc. and Standard & Poor's Corporation.
These bonds are often issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. In the event of a prepayment problem by the issuer of these bonds, they will only be paid if there is anything left after the payment of senior debt, such as bank loans and investment grade bonds.

Junk bonds are considered to be mostly speculative in nature.

Convertible securities are corporate securities that are exchangeable for a set number of another form of security at a prestated price. They can be in the form of equity or debt.

     In managing the Fund's high yield investments, the Adviser places emphasis on securities at the lower-risk end of the below investment grade spectrum. These securities are issued by companies that the Adviser believes have stable to improving business prospects. The Adviser's approach with respect to high yield securities also emphasizes consistent and high current income. It attempts to reduce the Fund's high yield bond investment risk through diversification and by analysis of:

     .    each issuer

     . each issuer's ability to make timely payments of principal and interest

     .    broad economic trends and corporate developments

     The Adviser considers the following factors when determining which convertible securities to select:

     . the Adviser's own evaluations of the credit worthiness of the issuers of the securities

     .    the interest or dividend income generated by the securities

     . the potential for capital appreciation of the securities and the underlying common stocks

     . the protection against price declines relative to the underlying common stocks

     .    whether the securities have protection conditions

     .    the prices of the securities relative to other comparative securities

     .    the diversification of the Fund's investments

     .    the ratings assigned to the securities

A company will be a sell candidate if, among other factors (i) fundamentals of the company deteriorate; (ii) the company fails to meet earnings expectations; or (iii) the company becomes overvalued.

     The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high-grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

     The Fund may engage in active trading of portfolio securities which may result in increased Fund transaction expenses and have tax consequences such as increased realized gains for investors.

     James M. Hassett, Kevin A. Hunter, Thomas D. Lyon, Mark D. Senkpiel and Melissa V. Weiler are the Fund's portfolio managers.

Main Risks

The primary risks affecting this Fund are "credit risk," "interest rate risk," "liquidity risk" and, to a lesser extent, "foreign investing risk."

Credit risk refers to the likelihood that the Fund could lose money if an issuer is unable to meet its financial obligations, such as the payment of principal and/or interest on an instrument, or goes bankrupt. This Fund is subject to high credit risk, because it invests primarily in high yield/below investment grade bonds and convertible securities. Debt securities that are rated below investment grade are considered to be speculative; they are also commonly known as "junk" bonds. This is especially true during periods of economic uncertainty or during economic downturns. Below investment grade securities are often issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. In the event of a repayment problem by the issuer of these securities, they will only be paid if there is anything left after the payment of senior debt, such as bank loans and investment grade bonds. Interest rate risk refers to the possibility that the value of the Fund's portfolio investments may fall since fixed income securities generally fall in value when interest rates rise. The longer the term of a fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on this Fund, because it may hold securities with long terms to maturity. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because high yield bonds may be less liquid than higher quality securities, the Fund may be more susceptible to liquidity risk than funds that invest in higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell. Because the Fund may invest a portion of its assets in foreign company securities, it may be subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

     .    a lack of political or economic stability

     .    foreign controls on investment and currency exchange rates

     .    withholding taxes

     .    a lack of adequate company information

The fund holds convertible securities, which may go up or down in value, in accordance with moves in the convertible securities' underlying stock, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long term growth than most fixed income securities, stocks generally have higher short-term volatility.

TCW Galileo Focused Large Cap Value Fund

Investment Objectives/Approach

     The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in equity securities of large capitalization companies. The securities include common and preferred stock and convertible securities. The Fund will invest (except when maintaining a temporary defensive position) at least 65% of the value of its total assets in publicly traded equity securities of companies with a market capitalization of greater than $3 billion dollars at the time of purchase. The Fund will invest mostly in "value" companies. The Fund may also invest in foreign securities.

Concepts to understand
----------------------

     Large capitalization companies are established companies that are considered known quantities. Large capitalization companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

     Value companies are companies that appear underpriced according to certain financial rneasurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in prices.

     The Fund will typically invest in a portfolio of 20 to 50 issues. In managing the Fund's investments, the Adviser seeks to invest in attractively valued equity securities where the return on invested capital is improving. The Adviser utilizes bottom-up fundamental research to identify these companies.
The Adviser will use both qualitative and quantitative screening criteria to supplement the scope of fundamental research. The application of the Adviser's quantitative screening focuses on companies that have a disciplined approach to investing capital and favors companies with increasing return on invested capital. The Adviser performs fundamental research by using techniques such as:

     .    making company visits
     .    telephone contract with senior management
     .    industry conferences
     .    financial projections

     Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

     The Fund may invest some assets in options. This practice is used primarily to hedge the Fund's portfolio, but it may be used to increase returns; however, this practice sometimes may reduce returns or increase volatility.

     The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

     The Fund may engage in active portfolio trading which may result in increased Fund transaction expenses and have tax consequences such as increased realized gains for investors

     Thomas K. McKissick and N. John Snider are the Fund's portfolio managers.

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risk affecting this fund is "price volatility risk." Price volatility refers to the possibility that the value of the Fund's portfolio will change as the prices of its investments go up or down. This Fund may be less susceptible to price volatility than funds that invest in the securities of small companies. This is especially true during periods of economic uncertainty or during economic downturns.

TCW Galileo Growth Insights Fund

Investment Objectives/Approach

     The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests at least 65% of the value of its total assets in the equity securities of companies which are believed to have superior growth prospects.

     These equity securities include common and preferred stocks, convertible securities and rights or warrants to purchase common or preferred stock. The Fund may also invest in foreign securities listed on a U.S. exchange or in the form of depositary receipts such as ADRs.

Concepts to understand
----------------------

     Growth companies are companies exhibiting faster than average gains in earnings and which are expected to continue to show high levels of growth gain.

     The Fund generally invests in a portfolio with at least 30 issuers selected by the TCW Equity Research Group. The TCW Equity Research Group provides comprehensive and in-depth knowledge about general markets and specific companies. The Fund will invest in the best ideas of each analyst in the TCW Equity Research Group. The Fund seeks to minimize sector and capitalization risk by diversifying across market sectors and market capitalization ranges.

     A company will be a sell candidate when fundamentals of the company deteriorate or if the company becomes overvalued.

     The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

     The Fund may engage in active trading of portfolio securities which may result in increased Fund transaction expenses and have tax consequences such as increased realized gains for investors.

     Brian M. Beitner is the Fund's portfolio manager.

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest. The primary risks affecting this Fund are "price volatility," "liquidity risk," and "foreign investing risk." Price volatility refers to the possibility that the value of the Fund's portfolio will change as the prices of its investments go up or down. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time that is most beneficial to the Fund. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

     .   a lack of political or economic stability

     .   foreign controls on investment

     .   withholding taxes

     .   a lack of adequate company information

     .   currency exchange rate fluctuations

TCW Galileo Health Sciences Fund

Investment Objectives/Approach

     The Fund seeks long-term capital appreciation. The Fund seeks to achieve this investment objective by investing at least 65% of the value of its total assets in the equity securities of companies throughout the world that are principally engaged in the development, production or distribution of products or services relating to the "health sciences". It is expected that the Fund will concentrate its investment in health science companies such as:

     . hospitals, clinical test laboratories, convalescent and mental health care facilities and home care businesses;

     . pharmaceutical companies and companies involved in biotechnology, medical diagnostics, biochemicals, and nuclear research and development;

     . companies that produce and manufacture medical, dental and optical supplies and equipment;

     .    companies that provide services to health care companies; and

     .    HMOs and other health insurance companies.

Concepts to understand
----------------------

     Concentration in a specific sector increases risk. A Fund that invests in a relatively small number of issuers or concentrates its investments in a particular industry or sector is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more broadly invested portfolio might be.

     Equity securities include common and preferred stocks, convertible securities and rights or warrants to purchase common or preferred stock. The Fund may invest in foreign securities.

     A company will become a sell candidate if, among other factors, the company fails to meet earnings expectations or a "pipeline" product fails.

     The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

     The Fund may engage in active trading of portfolio securities which may result in increased Fund transaction expenses and have tax consequences such as increased realized gains for investors.

     Husam H. Nazer is the Fund's portfolio manager.

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. The Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this Fund are "concentration risk," "price volatility risk," "liquidity risk" and "foreign investing risk."

Concentration risk refers to the fact that the Fund is focused in the health services sector and is less broadly invested than stock funds investing in a wide range of industries, and therefore, could experience significant volatility. It may invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management and managed care. As a sector mutual fund that invests in health sciences companies, the Fund is subject to the risks associated with this industry sector. This makes the Fund more vulnerable to price changes of securities of issuers in health sciences related industries and factors that affect the health sciences sector than a mutual fund that invests in securities of companies in a variety of sectors.

Developments that could adversely affect the Fund's share price include:

- increased competition within the health care industry;

- changes in legislation or government regulations;

- reductions in government funding;

- product liability or other litigation; and

- the obsolescence of popular products.

The level of risk will be increased to the extent that the Fund has significant exposure to small or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management.

Price volatility refers to the possibility that the value of the Fund's portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in securities of companies in a variety of market sectors or larger companies. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of medium-sized and small-sized companies may be less liquid than the securities of large-sized companies, the Fund may be susceptible to liquidity risk more than funds that invest in the securities of large-sized companies. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

     .   a lack of political or economic stability

     .   foreign controls on investment

     .   withholding taxes

     .   a lack of adequate company information

     .   currency exchange rate fluctuations

TCW Galileo Select International Equities Fund

Investment Objectives/Approach

     The Fund seeks long-term capital appreciation. To pursue this goal, the Fund will invest (except when maintaining a temporary defensive position) at least 65% of its assets in equity securities outside the United States in both developed and emerging market countries. The Fund's assets will be allocated among developed and emerging market countries in accordance with the Adviser's judgement as to where the best investment opportunities exist. However, the Adviser will normally invest in at least three countries outside the United States.

Concepts to understand
----------------------

     Capital appreciation is an investment objective of having the goal of selecting securities with the potential to rise in price rather than pay out income.

     In allocating investments among countries, the Adviser attempts to integrate an assessment of how the global environment effects a particular country, with an analysis of internal political, market and economic factors. The adviser examines economic variables such as: level of economic activity or GDP growth, level and direction of local inflation, monetary policy and money supply growth, and the pace and degree of privatization.

     The Fund invests in a portfolio of generally no more than 40 issuers. In analyzing a particular company, the Adviser lookers for one or more of the following characteristics in relation the price of the company's stock: prospects for above average earnings growth; return on invest capital; sound balance sheet and overall financial strength; strong competitive advantages; effective research, product development and marketing; efficient service; pricing flexibility; strength of management and general operating characteristics that will enable the company to compete successfully in the market place.

     Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate and long-term prospects for the company are poor or the Adviser determines to take advantage of a better investment opportunity.

     The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

     The Fund may engage in active portfolio trading which may result in increased Fund transaction expenses and have tax consequences such as increased realized gains for investors

     Saker A. Nusseibeh and Michael P. Reilly are the Fund's portfolio managers.

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risks affecting this fund are "foreign investing risk", "liquidity risk" and "price volatility risk." Because the Fund invests in securities issued by foreign companies, it is subject to foreign investing risks. Foreign investing risk refers to the likelihood that foreign investments may be riskier than U.S. investments because of many factors, some of which include:

     .    a lack of political or economic stability

     .    foreign controls on investment and currency exchange rates

     .    withholding taxes

     .    a lack of adequate company information

Because the Fund invests in the securities of emerging market countries, these risk factors are more pronounced. In addition, securities traded only through foreign markets may be more volatile and are often harder to sell. The Fund is also subject to foreign currency risk. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. Because foreign securities may be less liquid than U.S. securities, the Fund may be more susceptible to liquidity risk than funds that invest in U.S. securities. Price volatility risk refers to the possibility that the value of the Fund's portfolio will change as the prices of its investments go up or down. This fund may be subject to greater price volatility than funds that invest in the securities of U.S. companies.

TCW Galileo Small Cap Value Fund

Investment Objectives/Approach

     The Fund seeks long-term capital appreciation. To pursue this goal, it invests (except when maintaining a temporary defensive position) at least 65% of the value of its total assets in equity securities issued by value companies with market valuations, at the time of acquisition, within the range of the companies comprising the Standard & Poor's Small Cap 600 Index. These securities include common and preferred stocks, rights or warrants to purchase common or preferred stock and convertible securities.


Concepts to understand
----------------------

     Undervalued Assets: When a company's securities are selling below probable liquidation values, net working capital or tangible book value.

     Undervalued Growth Potential: When a company has a strong potential growth rate and a strong balance sheet but has securities selling at a market multiple (based on normalized earnings) and/or a price earnings multiple at a discount to its peer group of companies.

     Turnaround Situation: When a company has a sound balance sheet but has securities that are selling at a significant market discount to the Adviser's estimate of the company's 24 month sustainable earnings

     Emerging Growth Company: When a company has the potential for a significant annual growth rate, a proprietary product and/or pre-eminent market position, with a price/earnings multiple of generally not more than half the expected growth rate.

     In managing the Fund's investments, the Adviser looks to invest the Fund's assets in the equity securities of companies that are in one or more of the following situations:

     .   have undervalued assets or undervalued growth potential

     .   are in a turnaround situation

     .   are emerging growth companies

     The Adviser performs fundamental analysis on each company. This includes a review of available financial and other business information, company visits and management interviews.

     Investments will be sold for reasons such as when it is judged by the Adviser that a company will not achieve anticipated results or when the investment becomes fully valued.

     The Fund seeks to earn additional income by making loans of its portfolio securities to brokers, dealers and other financial institutions. The loans will be secured at all times by cash and liquid high grade debt obligations. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially.

     The Fund may engage in active portfolio trading which may result in increased Fund transaction expenses and have tax consequences such as increased realized gains for investors

     Nicholas F. Galluccio and Susan I. Schottenfeld are the Fund's portfolio managers.

Main Risks

The Fund holds primarily stocks, which may go up or down in value, sometimes rapidly and unpredictably. Although stocks offer the potential for greater long-term growth than most fixed income securities, stocks generally have higher short-term volatility. In addition, the Fund may hold convertible debt securities. Many convertible debt securities are rated below investment grade and are considered speculative by rating agencies as to repayment of principal and interest.

The primary risk affecting this fund is "price volatility risk" and "liquidity
risk."   Price volatility refers to the possibility that the value of the Fund's portfolio will change as the prices of its investments go up or down. This Fund may be subject to greater price volatility than funds that invest in the securities of large companies. Liquidity risk refers to the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell securities at the time and price that is most beneficial to the Fund. Because the securities of small-size companies may be less liquid than the securities of large-size companies, the Fund may be susceptible to liquidity risk more than funds that invest in the securities of large-sized companies.

Risk Considerations

Please consider the following risks before investing in a Fund.

Various market risks can affect the price or liquidity of an issuer's securities. Adverse events occurring with respect to an issuer's performance or financial position can depress the value of the issuer's securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market's current attitudes about types of securities, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Exchange or other regulatory restrictions on trading volume can also affect price and liquidity.

                    Prices of most securities tend to be more volatile in the short-term. Therefore an investor who trades frequently or redeems in the short-term is more likely to incur loss than an investor who holds investments for the longer term. The fewer the number of issuers in which a Fund invests, the greater the potential volatility of its portfolio. A security that is leveraged, whether explicitly or implicitly, will also tend to be more volatile in that both gains and losses are intensified by the magnifying effects of leverage.

                    The Adviser may temporarily invest up to 100% of a Fund's assets in high quality short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

General Investment Risk
-----------------------

Since shares of a Fund represent an investment in securities with fluctuating market prices, the value of a Fund's shares will vary as the value of each Fund's portfolio securities increases or decreases. Therefore, the value of an investment in a Fund could go down as well as up. This is also true for funds that invest primarily in fixed income securities.

Investment in foreign securities involves special risks in addition to the usual risks inherent in domestic investments. These include: political or economic instability; the unpredictability of international trade patterns; the possibility of foreign governmental actions such as expropriation, nationalization or confiscatory taxation; the imposition or modification of foreign currency or foreign investment controls; the imposition of withholding taxes on dividends, interest and gains; price volatility; and fluctuations in currency exchange rates. These risks are more pronounced in emerging market countries.

Foreign Investing
-----------------

Investing in foreign securities involves risks in addition to the risks associated with domestic securities. An additional risk is currency risk. While the price of a Fund's shares is quoted in U.S. dollars, a Fund generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the dollar, the U.S. dollar value of the foreign currency will decrease.

                    As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the U.S. and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Funds. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of a Fund's portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issuers.

                    Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Funds may hold various foreign currencies from time to time, the value of the net assets of a Fund as measured in U.S. dollars can be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold.

                    In order to protect against uncertainty in the level of future foreign currency exchange rates, the Funds are authorized to enter into certain foreign currency futures and forward contracts. However, they are not obligated to do so and, depending on the availability and cost of these devices, the Funds may be unable to use foreign currency futures and forward contracts to protect against currency uncertainty. Please see the Statement of Additional Information for further information.

                    In the event, a Fund holds securities denominated in a currency that suffers a devaluation, the Fund's net asset value will suffer a corresponding reduction. In this regard, in December 1994, the Mexican government determined to allow the Mexican peso to trade freely against the U.S. dollar rather than within a controlled band, which action resulted in a significant devaluation of the Mexican peso against the dollar. Further, in July 1997, the Thai and Philippine governments allowed the baht and peso, respectively, to trade freely against the U.S. dollar resulting in a sharp devaluation of both currencies, and in 1998 Russia did the same, causing a sharp devaluation of the ruble.

Investors should recognize that investing in securities of emerging market countries involves certain risks, and considerations, including those set forth below, which are not typically associated with investing in the United States or other developed countries.

Risks Associated With
Emerging Market Countries
-------------------------

                    Investing in emerging market countries involves substantial risk due to limited information; higher brokerage costs, different accounting standards; thinner trading markets are compared to those in developed countries; currency blockages or transfer restrictions; and expropriating, nationalization or other adverse political or economic developments.

                    Political and economic structures in many emerging market countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies.

                    The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States and other developed nations. The limited size of many emerging securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

                    In addition, emerging market countries' exchanges and broker-dealers are generally subject to less government and exchange regulation than their counterparts in developed countries. Brokerage commissions, dealer concessions, custodial expenses and other transaction costs may be higher in emerging markets than in developed countries. As a result, Funds investing in emerging market countries have operating expenses that are expected to be higher than other Funds investing in more established market regions.

Many of the emerging market countries may be subject to a greater degree of economic, political and social instability than is the case in the United States, Canada, Australia, New Zealand, Japan and Western European and certain Asian countries. Such instability may result from among other things, (i) popular unrest associated with demands for improved political, economic and social conditions, and (ii) internal insurgencies. Such social, political and economic instability could disrupt the financial markets in which the Fund invests and adversely affect the value of its assets.

In certain emerging market countries governments participate to a significant degree, through ownership or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends. In addition, most emerging market countries have experiences substantial, and some periods extremely high, rates of inflation. Inflation and rapid fluctuation in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries. In addition, many emerging market countries are grappling with severe recessions government instability.

Many of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which portfolio securities are denominated will have a detrimental impact on Funds investing in emerging market countries. Many emerging market countries are experiencing currency exchange problems. Countries have and may in the future impose foreign currency controls and repatriation control.

Fixed income securities are subject to various risks. The two primary (but not exclusive) risks affecting fixed income instruments are "credit risk" and "interest rate risk." These risks can affect a security's price volatility to varying degrees, depending upon the nature of the instrument. In addition, the depth and liquidity of the market for an individual or class of fixed income security can also affect its price and, hence, the market value of a Fund.

Fixed Income Securities
-----------------------

Fixed income securities are subject to two primary types of risk: credit risk and interest rate risk.

                    "Credit risk" refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed income security may affect its credit risk. Credit risk of a security may change over its life, and securities which are rated by rating agencies are often reviewed and may be subject to downgrade.

                    The Funds may invest in convertible securities rated below investment grade. The Flexible Income Fund invests primarily in debt instruments and convertible securities rated below investment grade. Debt instruments that are rated below investment grade are considered to be speculative; they are also commonly known as "junk" bonds. Generally, lower-rated debt securities provide a higher yield than higher rated debt securities of similar maturity but are subject to greater credit risk than higher rated securities of similar maturity. Such securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower quality securities involves greater investment risk, achievement of a Fund's investment objective will be more dependent on the Adviser's analysis than would be the case if the Fund were investing in higher quality bonds. In addition, lower quality securities may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. Moreover, the secondary trading market for lower quality securities may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult for the Adviser to value accurately certain portfolio securities.

"Interest rate risk" refers to the risks associated with market changes in interest rates. Interest rate changes may affect the value of a fixed income security directly (especially in the case of fixed rate securities) and indirectly (especially in the case of adjustable rate securities). In general, rises in interest rates will negatively impact the price of fixed rate securities and falling interest rates will have a positive effect on price. The degree to which a security's price will change as a result of changes in interest rates is measured by its "duration." For example, the price of a bond with a 5 year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, securities with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

The Health Sciences Fund is also subject to "concentration risk". "Concentration risk" refers to focusing investment in the securities of industry-specific issuers that could produce more volatile performance and greater risk relative to mutual funds that invest in numerous sectors or industries. The more concentrated a fund's holdings are, the more likely it is that a sector's or industry's poor performance will hurt the fund significantly.

Concentration
-------------

Concentration means limiting investing to particular sectors or industries.

The Funds are non-diversified for 1940 Act purposes and as such may invest a larger percentage of their assets in individual issuers than a diversified investment company.

                    To the extent each Fund makes investments in excess of 5% of its assets in a particular issuer, its exposure to credit and market risks associated with that issuer is increased. However, a Fund's investments will be limited so as to qualify for the special tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended.

Non-Diversified Status
----------------------

Because a relatively higher percentage of the non-diversified Funds' assets may be invested in the securities of a limited number of issuers, these Funds may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

The Funds may invest in European countries that have agreed to enter into the European Monetary Union (EMU). EMU is an effort by certain European countries to, among other things, reduce barriers between countries and eliminate fluctuations in their currencies. Among other things, EMU establishes

European Economic and Monetary Union
------------------------------------

Many European countries have adopted or are in the process of adopting a single European currency referred to as the euro. The consequences of the euro conversion are unclear and may adversely affect the value and/or increase the volatility of securities held by the Fund.

                    a single European currency (the euro), which was introduced on January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Upon introduction of the euro, certain securities (beginning with government and corporate bonds) have been redonominated in the euro and, thereafter trade and make dividend and other payments only in euros.

                    Like other investment companies and business organizations, including the companies in which the Funds invests, the Funds could be adversely affected: (i) if the euro, or EMU as a whole does not take affect as planned; (ii) if a participating country withdraws from EMU; or (iii) if the computing, accounting and trading systems used by the Funds' service providers, or by other business entities with which the Funds or their service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following euro conversion.

Management of the Funds

Investment Adviser

The Funds' investment adviser is TCW Investment Management Company (the "Adviser") and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. As of December 31, 2000, the Adviser and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had approximately $80 billion under management or committed to management.

Investment Sub-Adviser

TCW London International, Limited ("TCW London") (regulated by I.M.R.O.), Sub-Adviser to the Select International Equities Fund is headquartered at 16 Charles II Street, London, England SWIY 4QU.

Portfolio Managers

Listed below are the individuals who have been primarily responsible for the day-to-day portfolio management of Funds, including a summary of each person's business experience during the past five years:



Portfolio Manager(s)                Business Experience During Last Five Years*

Flexible Income Fund

James M. Hassett                    Managing Director, the Adviser, TCW Asset
                                    Management Company and Trust Company of the
                                    West.

Kevin A. Hunter                     Managing Director, the Adviser, TCW Asset
                                    Management Company and Trust Company of the
                                    West.

Thomas D. Lyon                      Managing Director, the Adviser, TCW Asset
                                    Management Company and Trust Company of the
                                    West since November, 1997. Previously, he was Vice President -- Portfolio Management with Transamerica Investment Services.

Mark D. Senkpiel                    Managing Director, the Adviser, TCW Asset
                                    Management Company and Trust Company of the
                                    West.

Melissa V. Weiler                   Managing Director, the Adviser, TCW Asset
                                    Management Company and Trust Company of the
                                    West.


Focused Large Cap Value Fund


Thomas K. McKissick                 Managing Director, the Adviser, TCW Asset
                                    Management Company and Trust Company of the
                                    West.

N. John Snider                      Managing Director, the Adviser, TCW Asset
                                    Management Company and Trust Company of the
                                    West. Previously, Mr. Snider was a Vice
                                    President and Portfolio Manager at Provident
                                    Investment Counsel from October 1998 to
                                    April 2000. Prior to that he was a portfolio manager at Arco Investment Management
                                    Company.

Growth Insights Fund


Brian M. Beitner                    Managing Director, the Adviser, TCW Asset
                                    Management Company and Trust Company of the
                                    West since November 1998. Previously, Senior
                                    Vice President of Scudder Kemper
                                    Investments.

Health Sciences Fund


Husam H. Nazer                      Vice President, the Adviser, TCW Asset
                                    Management Company and Trust Company of the
                                    West.


Select International Equities Fund


Saker A. Nusseibeh                  Managing Director and Executive Vice
                                    President, TCW London and Managing Director,
                                    TCW Asset Management Company since July
                                    1996. Previously Director of Mercury Asset
                                    Management (London).

Michael P. Reilly                   Managing Director, the Adviser, TCW Asset
                                    Management Company and Trust Company of the
                                    West.

Small Cap Value Fund

Nicholas F. Galluccio               Managing Director, the Adviser, TCW Asset
                                    Management Company and Trust Company of the
                                    West.

Susan I. Schottenfeld               Managing Director, the Adviser, TCW Asset
                                    Management Company and Trust Company of the
                                    West.


*Positions with the TCW Group, Inc. and its affiliates may have changed over time.

Advisory Agreement

The Funds and the Adviser have entered into an Investment Advisory and Management Agreement (the "Advisory Agreement"), under the terms of which the Funds have employed the Adviser to manage the investment of its assets, to place orders for the purchase and sale of its portfolio securities, and to be responsible for overall management of the Funds' business affairs, subject to control by the Board of Directors. The Adviser also pays certain costs of marketing the Funds, including sales personnel compensation, from legitimate profits from its investment advisory fees and other resources available to it. Under the Advisory Agreement, the Funds pay to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it the following fees:

         Fund                                Annual Management Fee (As Percent of Average Net Asset Value)
         ----                                -------------------------------------------------------------
Flexible Income                                                           0.75%
Focused Large Cap Value                                                   0.65%
Growth Insights                                                           0.90%
Health Sciences                                                           0.90%
Select International Equities                                             0.75%
Small Cap Value                                                           1.00%

The Adviser has retained, at its sole expense, TCW London to provide investment advisory services with respect to the Select International Equities Fund. Under the Sub-Advisory Agreement the Sub-Adviser assists the Adviser in performing its advisory functions in respect of the Fund.

The Advisory and Sub-Advisory Agreements provide that the Adviser and Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the agreements relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Adviser in the performance of their duties or from reckless disregard by the Adviser or Sub-Adviser of their duties under the agreement.

Multiple Class Structure

The Funds are authorized to issue two classes of shares, Class I shares and Class N shares. Shares of each class of a Fund represent an equal pro rata interest in that Fund and generally give you the same voting, dividend, liquidation, and other rights. The Class I shares are offered at the current net asset value. The Class N shares are offered at the current net asset value, but will be subject to fees imposed under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, each Fund compensates the Funds' distributor at a rate equal to 0.25% of the average daily net asset of the Fund attributable to its Class N shares for distribution and related services. Because these fees are paid out of the Fund's Class N assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

YOUR INVESTMENT

Account Policies and Services

Buying shares

You pay no sales charges to invest in a Fund. Your price for a Fund's shares is the Fund's net asset value per share (NAV) which is calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by a Fund. Orders received by the Funds' Transfer Agent from dealers, brokers or other service providers after the NAV for the day is determined, will receive that same day's NAV if the orders were received by the dealers, brokers or service providers from their customers prior to 4:00 p.m. and were transmitted to and received by the Transfer Agent generally prior to 8:00 a.m. Eastern time on the next day. A Funds' investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Funds pursuant to procedures established by the Funds' Board.

Minimums
                              Initial             IRA            Additional
All Funds                     $2,000              $500             $ 250

TCW Galileo Funds, Inc. may waive the minimum initial investment. All investments must be in U.S. dollars. Third-party checks, except those payable to an existing shareholder, will not be accepted. If your check or wire does not clear, you will be responsible for any loss a Fund incurs.

Automatic Investment Plan ($100 minimum)

You may arrange to make investments on a regular basis through automatic deductions from your bank checking account. Please call (800) 248-4486 for more information and enrollment form.

Selling shares

You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the Fund's transfer agent. Any certificates representing Fund shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.

Before selling recently purchased shares, please note that if a Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen days.

Written sell order

Some circumstances require written sell orders, along with signature guarantees. These include:

 .    amounts of $100,000 or more

 .    amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

 .    requests to send the proceeds to a payee or address different than what is on our records

A Medallion signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers but not from a notary public. Please call
(800) 248-4486 to ensure that your signature guarantee will be processed correctly.

Exchange privilege

You can exchange from one Class N Galileo Fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available).

Third party transactions

You may buy and redeem a Fund's shares through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemptions of a Fund's shares are arranged and settlement is made at an investor's election through a registered broker-dealer, other than the Fund's distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Account statements

Every Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

General policies

If your non-retirement account falls below $1,000 as a result of redemptions and or exchanges for six months or more, a Fund may close your account and send you the proceeds upon 60 days' written notice.

Unless you decline telephone privileges on your New Account Form, you may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

Large Redemption Amounts
------------------------

The Funds also reserve the right to make a "redemption in kind"--payment in portfolio securities rather than cash--if the amount you are redeeming in any 90-day period is large enough to affect Fund operations (for example, if it equals more than $250,000 or represents more than 1% of a Fund's assets).

                              Each Fund restricts excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year). You are limited to one exchange of shares in the same Fund during any 15-day period except investors in 401(k) and other group retirement accounts, investors who purchase shares through certain broker dealers, and asset allocation accounts managed by the Adviser or an affiliate. Each Fund reserves the right to:

 .    refuse any purchase or exchange request that could adversely affect a Fund or its operations, including those from any individual or group who, in the Fund.s view, are likely to engage in excessive trading

 .    change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

 .    delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions).

TO OPEN AN ACCOUNT                                       TO ADD TO AN ACCOUNT
In Writing

Complete the New Account Form.  Mail your New
Account Form and a check made payable to TCW
Galileo __________________________ Fund to:

Via Regular Mail                              (Same, except that you should
TCW Galileo Funds, Inc.                       include a note specifying the Fund
PFPC Inc.                                     name, your account number, and the
P.O. Box  8909                                name(s) your account is registered
Wilmington, DE 19899-8909                     in.)


Via Express, Registered or Certified Mail
TCW Galileo Funds, Inc.
c/o PFPC Inc.
400 Bellevue Parkway, Suite 108
Wilmington, DE 19809

By Telephone

Please contact the Investor Relations Department at
(800) FUND TCW (386-3829) for a New Account Form.

Wire:  Have your bank send your investment to:           (Same)

PNC Bank, Philadelphia PA
ABA No. 031-0000-53
Account No. 86-1282-4023
FBO TCW Galileo Fund
(Name on the Fund Account)
(Fund Account Number)

Via Exchange

Call the Transfer Agent at (800) 248-4486. The new account will have the same registration as the account from which you are exchanging.

If you need help completing the New Account Form, please call the Transfer Agent at (800) 248-4486.

TO SELL OR EXCHANGE SHARES

By Mail

Write a letter of instruction that includes:
 . your name(s) and signature(s) as they appear on the account form . your account number
 . the Fund name
 . the dollar amount you want to sell or exchange
 . how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies and Services-Selling Shares").

Mail your letter of instruction to:

Via Regular Mail
TCW Galileo Funds, Inc.
PFPC Inc.
P.O. Box  8909
Wilmington, DE 19899-8909

Via Express, Registered or Certified Mail
TCW Galileo Funds, Inc.
c/o PFPC Inc.
400 Bellevue Parkway, Suite 108
Wilmington, DE 19809

By Telephone

Be sure the Funds have your bank account information on file. Call the Transfer Agent at (800) 248-4486 to request your transaction. Proceeds will be sent electronically to your bank or a check will be sent to the address of record. Any undeliverable checks or checks that remain un-cashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

Telephone redemption requests must be for a minimum of $1,000.

Systematic Withdrawal Plan: Call (800) 248-4486 to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $2,000 or more.
Systematic Withdrawal plans are subject to a minimum annual withdrawal of $500.

                             To reach the Transfer Agent at PFPC Inc., call toll free in the U.S.

                             (800) 248-4486

                             Outside the U.S.
                             (302) 791-3535 (collect)

Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund. Dividends from the net investment income of a Fund will be declared and paid annually. Each Fund will distribute any net realized long or short-term capital gains at least annually. Your distributions will be reinvested in the same Fund unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments.

In any fiscal year in which a Fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the Fund is relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash--unless you are exempt from taxation or entitled to tax deferral. Capital gains distributions may be taxable at different rates depending on the length of time a Fund has held the assets sold. Early each year, you will be notified as to the amount and federal tax status of all distributions paid during the prior year. Distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account. If you redeem shares of a Fund or exchange them for shares of another Fund, any gain on the transaction may be subject to tax. You must provide the Funds with a correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the Funds to withhold 31% of your taxable distributions and redemptions. Federal law also requires the Funds to withhold 30% or the applicable tax treaty rate from dividends paid to nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the Funds. Please see the Statement of Additional Information and your tax adviser for further information.

FOR MORE INFORMATION
--------------------

For all shareholder account information such as transactions and account inquiries:

Call (800) 248-4486

For information regarding the TCW Galileo Funds, Inc.:

Call (800) FUND TCW (386-3829)

In writing:

TCW Galileo Funds, Inc.
c/o PFPC Inc.
P.O. Box 8909
Wilmington, DE 19899-8909

On the Internet:
TCW GALILEO FUNDS, INC.
www.tcwgroup.com

You may visit the SEC's website at www.sec.gov to view text only versions of
                                   -----------
Fund documents filed with the SEC. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, 450 Fifth Street, N.W., Washington, DC 20549-6009 or by electronic request at the following e-mail address: www. publicinfo@sec.gov.

                    TCW Galileo Funds, Inc.

                    SEC file number: 811-7170

                    More information on the Funds is available free upon request, including the following:

                    Annual / Semi-Annual Report

                    Describes the Funds' performance, lists portfolio holdings and contains a letter from the Funds' portfolio managers discussing recent market conditions, economic trends and Fund strategies.

                    Statement of Additional Information (SAI)

                    Provides more details about the Funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this prospectus.